Financial Instruments - Changes in Fair Value of Financial Assets and Financial Liabilities Classified as Level 3 (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Beginning	₩ 80,137,614
Impairment	(123,214)	₩ (248,404)	₩ (142,781)
Ending	79,785,629	80,137,614
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning	466,407	349,090
Acquisition and others	47,493	129,766
Gain (loss) on valuations of derivatives	(59,829)	(10,346)
Other comprehensive income (loss)	(38,731)	35,126
Impairment	(19,111)	(107,934)
Disposal and others	(47,139)	(44,283)
Ending	₩ 349,090	₩ 466,407	₩ 349,090